Schedule of Warrants Activity Reclassified into Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants Outstanding, Beginning of year	44,901,366
Weighted Average Exercise Price, Beginning of year	$ 0.6025
Warrants Outstanding, Beginning of year, value	$ 12,402
Warrant liability reclassified to equity		16,368,033
Weighted Average Exercise Price, Warrant liability reclassified to equity		$ 0.8556
Warrant liability reclassified to equity, value		$ 7,377
Warrants issued as equity (July 2020)		28,533,333
Weighted Average Exercise Price, Warrants issued as equity (July 2020)		$ 0.4574
Warrants issued as equity (July 2020), value		$ 5,025
Warrants granted	1,651,034
Weighted Average Exercise Price, Warrants granted	$ 1.8125
Warrants granted, value	$ 1,897
Warrants exercised	(35,011,187)
Weighted Average Exercise Price, Warrants exercised	$ 0.5725
Warrants exercised, value	$ (9,728)
Allocation of transaction costs to share capital, value	$ 532
Warrants Outstanding, End of year	11,541,213	44,901,366
Weighted Average Exercise Price, End of year	$ 0.8668	$ 0.6025
Warrants Outstanding, End of year, value	$ 5,103	$ 12,402